GOODWILL AND INTANGIBLE ASSETS, NET - Intangible Assets (Details) - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	$ 731,224	$ 130,875
Unfavorable lease	0	(85)
Amortizable assets, gross	(8,268)	(20,425)
Accumulated amortization	722,956	110,450
Indefinite-lived Intangible Assets [Line Items]
Intangible assets, net	1,171,709	184,014
Not subject to amortization
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	434,513	66,580
Trade names
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	0	4,677
Master distribution rights
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	14,240	2,307
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	671,150	107,100
Technology
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	43	1,250
Trademarks
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	57,810	22,610
Master distribution rights
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	$ 2,221	$ 0